Income Taxes, Effective Income Tax Expense (Benefit) and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 5,292	$ 4,855	$ 4,567
Statutory federal income tax expense, rate	21.00%	21.00%	21.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 563	$ 532	$ 819
State and local taxes on income, net of federal income tax benefit, rate	2.20%	2.30%	3.80%
Renewable energy	$ (588)	$ (450)	$ (1,014)
Renewable energy, rate	(2.30%)	(2.00%)	(4.70%)
Affordable housing	$ (347)	$ (273)	$ (278)
Affordable housing, rate	(0.014)	(0.012)	(0.013)
Tax credit, Other	$ (154)	$ (190)	$ (260)
Tax credit, Other, rate	(0.60%)	(0.80%)	(1.20%)
Tax-exempt interest	$ (267)	$ (326)	$ (345)
Tax-exempt interest, rate	(0.011)	(0.014)	(0.016)
Nontaxable and nondeductible, Other	$ (25)	$ 119	$ 140
Nontaxable and nondeductible, Other, rate	(0.10%)	0.50%	0.70%
Changes in prior year unrecognized tax benefits, inclusive of interest	$ (751)	$ (819)	$ (1,042)
Changes in prior year unrecognized tax benefits, inclusive of interest, rate	(3.00%)	(3.50%)	(4.80%)
Other	$ 118	$ (49)	$ 20
Other, rate	0.50%	(0.20%)	0.10%
Income tax expense (benefit)	$ 3,841	$ 3,399	$ 2,607
Effective income tax expense (benefit), rate	15.20%	14.70%	12.00%